UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-2815

                                COPLEY FUND, INC.
                                -----------------
               (Exact name of registrant as specified in charter)

                           5348 Vegas Drive, Suite 391
                             Las Vegas, Nevada 89108
                    (Address of principal offices)(Zip code)

                               East Biz Com, Inc.
                                5348 Vegas Drive
                             Las Vegas, Nevada 89108
                     (Name and address of agent for service)

        Registrant's Telephone Number, including Area Code: 702-871-8678

                      Date of Fiscal Year End: FEBRUARY 29

                     Date of Reporting Period: NOVEMBER 30, 2008

Copley Fund, Inc.
Schedule of Investments (Unaudited)
November 30, 2008

                                                  Shares         Market Value
--------------------------------------------------------------------------------
COMMON STOCKS - 109.59%
Banking - 5.12%
J.P. Morgan Chase & Company                       42,000              1,329,720
PNC Financial Services Group, Inc.                35,000              1,846,950
                                                                ----------------
                                                                      3,176,670
                                                                ----------------
Diversified Utility Companies - 13.24%
Alliant Energy Corp.                              20,000                637,400
Dominion Resources, Inc.                          60,000              2,209,200
FPL Group, Inc.                                  110,000              5,363,600
                                                                ----------------
                                                                      8,210,200
                                                                ----------------
Drug Companies - 3.34%
Bristol Myers Squibb Co.                         100,000              2,070,000
                                                                ----------------

Electric & Gas - 18.60%
American Electric Power, Inc.                     35,000              1,095,150
First Energy Corp.                                40,000              2,343,200
Great Plains Energy, Inc.                         40,000                751,600
Integrys Energy Group, Inc.                       33,000              1,457,940
Progress Energy, Inc.                             40,000              1,587,600
Public Service Enterprise Group, Inc.             30,000                927,000
Scana, Corp.                                      50,000              1,737,500
Sempra Energy, Inc.                               35,000              1,633,450
                                                                ----------------
                                                                     11,533,440
                                                                ----------------
Electric Power Companies - 18.86%
Ameren Corporation                                30,000              1,067,400
DTE Energy Company                                55,000              2,045,450
Duke Energy Corp.                                 54,600                849,576
Exelon Corporation                                23,200              1,304,072
Nstar Corp.                                       50,000              1,775,000
PP&L Corp.                                       100,000              3,389,000
Southern Company                                  35,000              1,271,200
                                                                ----------------
                                                                     11,701,698
                                                                ----------------

Gas Utilites & Supplies - 9.83%
Delta Natural Gas Co.                             20,000                467,800
New Jersey Resources Corp.                        56,250              2,259,000
Northwest Natural Gas Co.                         40,000              1,998,000
WGL Holdings, Inc.                                38,000              1,371,800
                                                                ----------------
                                                                      6,096,600
                                                                ----------------

Copley Fund, Inc.
Schedule of Investments (Unaudited) (Continued)
November 30, 2008

                                                    Shares       Market Value
--------------------------------------------------------------------------------
Health Care Products - 0.25%
Zimmer Holdings, Inc.*                               4,100       $      153,012
                                                                ----------------

Insurance - 3.20%
Arthur J. Gallagher & Company                       80,000            1,984,000
                                                                ----------------

Oils - 24.80%
BP Amoco PLC - ADR                                  25,500            1,241,595
Chevron Texaco Corp.                                46,200            3,650,262
Exxon-Mobil Corp.                                  106,086            8,502,793
Sunoco, Inc.                                        50,000            1,987,000
                                                                ----------------
                                                                     15,381,650
                                                                ----------------
Pipelines - 0.71%
Spectra Energy Corp.                                27,300              443,897
                                                                ----------------

Retail - 1.80%
Wal-Mart Stores, Inc.                               20,000            1,117,600
                                                                ----------------

Telephone - 9.84%
AT&T, Inc.                                          93,555            2,671,931
Fairpoint Communications, Inc.                       1,777                6,220
Frontier Communications Corp.                       40,000              348,800
Verizon Communications, Inc.                        94,232            3,076,675
                                                                ----------------
                                                                      6,103,626
                                                                ----------------

TOTAL COMMON STOCKS (Cost $26,075,930)                               67,972,393
                                                                ----------------

SHORT TERM INVESTMENTS - 12.59%
Bank of America  Money Market Fund, 1.909+       7,806,921            7,806,921
                                                                ----------------

TOTAL SHORT TERM INVESTMENTS (Cost $7,806,921)                        7,806,921
                                                                ----------------

TOTAL INVESTMENTS (Cost $33,882,851)- 122.18                         75,779,314

Cash and other assets less liabilities- (22.18%)                    (13,754,485)
                                                                ----------------
NET ASSETS- 100.00%                                              $   62,024,829
                                                                ----------------
--------------------------------
* Non-Income producing security.
ADR-American Depository Receipt.

At November 30, 2008, the net unrealized appreciation based on cost for book purposes of $26,075,930 was as follows:

Aggregate gross unrealized appreciation for all investments
   for which there was an excess of value over cost              $   41,992,360
Aggregate gross unrealized depreciation for all investments
   for which there was an excess of cost over value                     (95,897)
                                                                ----------------
Net unrealized appreciation                                      $   41,896,463
                                                                ================

Copley Fund, Inc.
Schedule of Investments (Unaudited) (Continued)
November 30, 2008
--------------------------------------------------------------------------------

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).

Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's assets carried at fair value:

                                                 Investments in Securities       Other Financial Instruments*
Valuation Inputs                                            ($)                              ($)
--------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                 67,972,393                            -
--------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs            7,806,921                            -
--------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                        -                            -
--------------------------------------------------------------------------------------------------------------
Total                                                   75,779,314                            -
--------------------------------------------------------------------------------------------------------------

* Other financial instruments include futures, forwards and swap contracts.

ITEM 2.  CONTROLS AND PROCEDURES
--------------------------------

         (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS
-----------------

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES
----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COPLEY FUND, INC.

By (Signature and Title)      /s/ Irving Levine


                              ------------------------------------------
                              BY:      Irving Levine
                              ITS:     President
                              (Chief Executive Officer/Chief Financial Officer)
Date:  January 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Irving Levine


                              ------------------------------------------
                              BY:      Irving Levine
                              ITS:     President
                              (Chief Executive Officer/Chief Financial Officer)
Date:  January 27, 2009